DEPOSITS - Summary of deposit balances by type (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
NOW and demand	$ 312,286	$ 332,064	$ 309,514
Regular savings	115,614	109,322	112,610
Money market deposits	227,256	229,314	225,735
Total non-certificate accounts	655,156	670,700	647,859
Certificate accounts of $250,000 or more	15,583	14,164	5,061
Certificate accounts less than $250,000	104,538	83,232	97,137
Total certificate accounts	120,121	97,396	102,198
Total deposits	$ 775,277	$ 768,096	$ 750,057